Expense Example {- Franklin Massachusetts Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Massachusetts Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 459
3 years	639
5 years	834
10 years	1,396
Class A1
Expense Example:
1 year	445
3 years	594
5 years	755
10 years	1,224
Class C
Expense Example:
1 year	228
3 years	400
5 years	692
10 years	1,523
Class R6
Expense Example:
1 year	58
3 years	185
5 years	323
10 years	725
Advisor Class
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762